Financial Instruments by Category	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Financial Instruments by Category
4.	Financial Instruments by Category
Financial instruments by category as at December 31, 202
1 an
d 2022, are as follows:

(in millions of Korean won)	December 31, 2021
Financial assets	Financial assets at amortized cost		Financial assets at fair value through profit or loss		Financial assets at fair value through other comprehensive income		Derivatives used for hedging		Total
Cash and cash equivalents	￦	3,019,592	￦	—	￦	—	￦	—	￦	3,019,592
Trade and other receivables		5,687,103		—		491,713		—		6,178,816
Other financial assets		608,389		952,319		347,877		99,453		2,008,038

(in millions of Korean won)	December 31, 2021
Financial liabilities	Financial liabilities at amortized cost		Financial liabilities at fair value through profit and loss		Derivatives used for hedging		Others		Total
Trade and other payables	￦	7,980,203	￦	—	￦	—	￦	—	￦	7,980,203
Borrowings		8,437,703		—		—		—		8,437,703
Other financial liabilities		263,500		216,040		18,126		—		497,666
Lease liabilities		—		—		—		1,159,369		1,159,369

(in millions of Korean won)	December 31, 2022
Financial assets	Financial assets at amortized cost		Financial assets at fair value through profit or loss		Financial assets at fair value through other comprehensive income		Derivatives used for hedging		Total
Cash and cash equivalents	￦	2,449,062	￦	—	￦	—	￦	—	￦	2,449,062
Trade and other receivables		7,459,994		—		129,124		—		7,589,118
Other financial assets		1,060,058		1,064,856		1,508,192		190,830		3,823,936

(in millions of Korean won)	December 31, 2022
Financial liabilities	Financial liabilities at amortized cost		Financial liabilities at fair value through profit and loss		Derivatives used for hedging		Others		Total
Trade and other payables	￦	8,397,264	￦	—	￦	—	￦	—	￦	8,397,264
Borrowings		10,006,685		—		—		—		10,006,685
Other financial liabilities		246,606		141,280		33,555		—		421,441
Lease liabilities		—		—		—		1,172,038		1,172,038

Gains or losses arising from financial instruments by category for the years ended December 31, 2020, 2021 and 2022, are as follows:

(in millions of Korean won)	2020		2021		2022
Financial assets at amortized cost
Interest income 1	￦	55,742	￦	74,937	￦	144,505
Gain (loss) on foreign currency transactions 4		(19,244)		12,826		23,824
Gain (loss) on foreign currency translation		(3,895)		2,911		(2,151)
Gain (loss) on disposal		138		35		(81)
Loss on valuation		(140,474)		(110,286)		(132,102)
Financial assets at fair value through profit or loss
Interest income 1		6,548		3,673		6,008
Dividend income 5		4,379		21,499		4,600
Gain (loss) on valuation 6		59,044		64,659		(29,282)
Gain (loss) on disposal		(329)		29,974		2,347
Gain (loss) on foreign currency transactions 4		(38)		—		1,100
Gain on foreign currency translation		—		17,794		13,711
Financial assets at fair value through other comprehensive income
Interest income 1		227,736		222,290		190,281
Dividend income 5		56		1,365		9,522
Loss on valuation		—		—		(61)
Loss on disposal		(8,152)		(22,712)		(62,183)
Other comprehensive income (loss) for the year 2		41,997		129,780		(158,574)
Derivatives used for hedging
Gain on transactions		6,050		—		27,628
Loss (gain) on valuation 7		(2,707)		203,961		150,699
Other comprehensive income (loss) for the year 2		(2,373)		144,967		88,048
Reclassified to profit or loss from other comprehensive income (loss) for the year 2,3		3,645		(143,305)		(110,616)
Financial liabilities at fair value through profit or loss
Gain on valuation		119		42,447		30,031
Gain on disposal		799		2,136		—
Interest expense 1		—		—		(4,046)
Gain (loss) on foreign currency transactions 4		—		(2)		24
Derivatives used for hedging
Gain (loss) on transactions		1,141		(6,208)		(1,291)
Loss on valuation		(161,003)		(7,206)		(17,237)
Other comprehensive loss for the year 2		(81,671)		(3,112)		(23,957)
Reclassified to profit or loss from other comprehensive income for the year 2,3		107,786		6,722		15,195
Financial liabilities at amortized cost
Interest expense 1		(220,945)		(232,197)		(275,302)
Loss on foreign currency transactions 4		(10,717)		(3,580)		(34,574)
Gain (loss) on foreign currency translation		141,849		(201,623)		(168,577)
Lease liabilities
Interest expense 1		(44,091)		(36,650)		(41,469)

Total	￦	(38,610)	￦	215,095	￦	(353,980)

1
BC Card Co., Ltd., etc., subsidiaries of the Group, recognized interest income and expenses as operating revenue and expenses, respectively. Related interest income recognized as operating revenue is
￦
68,869
million (2020: ￦20,854 million, 2021:
￦
27,440 million) and related interest expense recognized as operating expense is
￦
27,060
million (2020: ￦1,456 million, 2021:
￦
5,458 million) for the year ended December 31, 2022.

2	The amounts directly reflected in equity after adjustments of deferred income tax.
3
During the current and previous year, certain derivatives of the Group was settled and the related gain or loss on valuation of cash flow hedge in other comprehensive income was reclassified to profit or loss for the year.

4
BC Card Co., Ltd., a subsidiary of the Group, recognized foreign currency transaction gain and loss and as operating revenue and expense. In relation to this, foreign currency transaction gain and loss recognized as operating revenue and expense amount to foreign exchange gain
￦
 3,569
million (2020: transaction loss ￦19,687 million, 2021 foreign exchange gain and loss:
￦
2,373 million), respectively, for the year ended December 31, 2022.

5
BC Card Co., Ltd., a subsidiary of the Group, recognized dividend income as operating revenue. Related dividend income recognized as operating revenue is
￦
2,299
million (2020: ￦2,059 million, 2021:
￦
1,340 million) for the year ended December 31, 2022.

6
KT Investment Co., Ltd., etc., subsidiaries of the Group, recognized gain and loss on valuation of financial instruments measured at fair value through profit or loss as operating income and expenses. In relation to this, valuation gain and loss recognized as operating revenue and expense amount to valuation loss
￦
7,860
million (2020: valuation gain ￦40,822 million, 2021 valuation loss:
￦
15,459 million), for the year ended December 31, 2022.

7
BC Card Co., Ltd., a subsidiary of the Group, recognized gain and loss on valuation of derivatives as operating income and expenses. Related valuation gain and loss recognized as operating revenue and expense is
￦
418 million for the year ended December 31, 2022.